STOCKHOLDERS EQUITY (DEFICIT) (Details)		12 Months Ended
	Feb. 09, 2024 shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares	Jun. 29, 2024 shares	Jun. 30, 2023 $ / shares
STOCKHOLDERS' DEFICIT
Preferred stock, shares authorized		25,000,000	25,000,000	25,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued		0		0
Preferred stock, shares outstanding		0		0
Common stock, shares authorized		500,000,000	500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, voting rights		one
Common stock, shares issued		40,165,603		207,585	12,455,157
Common stock, shares outstanding		40,165,603		207,585	12,455,157
Proceeds from Tau agreement | $		$ 1,870,381
Quantum Fintech Acquisition Corp
STOCKHOLDERS' DEFICIT
Share exchange ratio	1
Quantum Fintech Acquisition Corp | Warrants issued in exchange for public warrants to purchase Quantum Common Stock
STOCKHOLDERS' DEFICIT
Number of shares called by each warrant	0.5
Quantum Fintech Acquisition Corp | Warrants issued in exchange for private warrants to purchase Quantum Common Stock
STOCKHOLDERS' DEFICIT
Number of shares called by each warrant	1